Shareholders' Equity (Details) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 28, 2022	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2021	May 20, 2021
Shareholders' Equity (Details) [Line Items]
Shares outstanding			24,545,333	21,426,844
Shares issued			24,545,333	21,426,844
Subdivided shares		5
Shares, par value (in Dollars per share)			$ 0.001
Ordinary shares issued	200,000		2,918,489		5,200,000
Offering price per share (in Dollars per share)					$ 5
Service compensation (in Dollars)	$ 60,000
Conversion of note payable (in Dollars)			$ 2,236,684
Stock dividend description			issued a stock dividend on 2 for 1 on post-Share Subdivision basis, whereby each shareholder holding 1 share of the 5,000,000 shares outstanding immediately preceding this stock dividend was issued an additional 2 shares
Share Subdivision [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued			10,000,000
Authorized share capital par value (in Dollars per share)		$ 0.005
Common stock, par value (in Dollars per share)		$ 0.001
Authorized share capital (in Dollars)		$ 50,000
Shares, authorized		50,000,000
Shares, par value (in Dollars per share)		$ 0.001
Total shares issued		5,000,000	15,000,000
Total shares outstanding		5,000,000	15,000,000
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Shares, authorized			50,000,000
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Shares, authorized			150,000,000